Recapitalization (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Recapitalization [Line Items]
Net proceeds from transaction cost (in Dollars)	$ 17,555
Aggregate units		123,500
Risk free rate	4.60%
Volatility	100.00%
Dividends yield	0.00%
Duration	2 years 4 months 24 days
Earnout shares	0
HBC Earnout Arrangement [Member]
Recapitalization [Line Items]
Stock price (in Dollars per share)	$ 4.53
Risk free rate	3.98%
Volatility	85.00%
Dividends yield	0.00%
Duration	4 years
Public Warrants [Member]
Recapitalization [Line Items]
Aggregate units			6,175,000
Private Placement Warrants [Member]
Recapitalization [Line Items]
Aggregate units			5,405,000
HBC holdback shares [Member]
Recapitalization [Line Items]
Aggregate units			200,000
Shares issued	200,000
HBC shareholders [Member]
Recapitalization [Line Items]
Aggregate units	22,500,000